Other Gains (Losses)	12 Months Ended
Dec. 31, 2023
OTHER GAINS (LOSSES)
Other Gains (Losses)

33.  OTHER GAINS (LOSSES)

The detail of other gains (loss) for the years ended December 31, 2023, 2022, and 2021 is as follows:

	For the years ended December 31,
	2023	2022	2021
Other Gains (Losses)	ThCh$	ThCh$	ThCh$
Gain on sale of Enel Transmisión Chile S.A. (1)	—	981,856,639	—
Gain on sale of investment in Arcadia Generación Solar S.A. (2)	215,618,389	—	—
Profit on sale of corporate building (3)	959,228	—	—
Sale of Huasco Power Station (7)	3,808,947	—	—
Proceeds (losses) from sales of other property, plant and equipment	(372,916)	810,776	—
Gain on sale of Transmisora Eléctrica de Quillota Ltda. (4)	1,833,289	—	9,968,845
Loss on sale of Enel X AMPCI Ebus Chile SpA (5)	—	(788,848)	—
Loss on sale of Sociedad de Inversiones K Cuatro SpA (6)	—	(20,938)	—
Gain (loss) on sale of other investments	—	123,667	168,439
Total	221,846,937	981,981,296	10,137,284

(1)See Note 5.3.

(2)See Note 5.1.

(3)See Note 5.2.

(4)See Note 13.3.c).

(5)See Note 2.5.ii.

(6)See Note 13.3.b).

(7)See Note 16